Note 8 - Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Consulting fees	Share-based payments	Total

Three-month Period ended December 31, 2024
Current and former directors, officers and companies controlled by them	$260,346	$-	$444,165	$704,511

Three-month Period ended December 31, 2023
Current and former directors, officers and companies controlled by them	$205,231	$54,923	$75,500	$335,654
	Management fees	Consulting fees	Share-based payments	Total

Nine-month Period ended December 31, 2024
Current and former directors, officers and companies controlled by them	$594,846	$-	$444,165	$1,039,011

Nine-month Period ended December 31, 2023
Current and former directors, officers and companies controlled by them	$434,131	$116,123	$651,125	$1,201,379

Disclosure of transactions between related parties [text block]
	December 31, 2024	March 31, 2024

Current and former directors, officers and companies controlled by them	$124,722	$86,980